Property, plant & equipment	12 Months Ended
Jun. 30, 2025
Property Plant Equipment
Property, plant & equipment

13. Property, plant & equipment

	Leasehold improvements	IT equipment	Other equipment	Total
Gross carrying amount
Balance 1 July 2023	340,661	80,303	154,553	575,517
Additions	-	-	-	-
Disposals	(90,450)	-	-	(90,450)
Balance as at 30 June 2024	250,211	80,303	154,553	485,067

Depreciation and Impairment
Balance 1 July 2023	(79,345)	(34,276)	(81,878)	(195,499)
Disposals	32,160	-	-	32,160
Depreciation	(77,762)	(19,244)	(27,793)	(124,799)
Balance as at 30 June 2024	(124,947)	(53,520)	(109,671)	(288,138)

Carrying amount 30 June 2024	125,264	26,783	44,882	196,929

	Leasehold improvements	IT equipment	Other equipment	Total
Gross carrying amount
Balance 1 July 2024	250,211	80,303	154,553	485,067

Additions	-	-	-	-
Disposals	-	-	-	-
Balance as at 30 June 2025	250,211	80,303	154,553	485,067

Depreciation and Impairment
Balance 1 July 2024	(124,947)	(53,520)	(109,671)	(288,138)
Disposals	-	-	-	-
Depreciation	(53,642)	(18,854)	(26,417)	(98,913)
Balance as at 30 June 2025	(178,589)	(72,374)	(136,088)	(387,051)

Carrying amount 30 June 2025	71,622	7,929	18,465	98,016